Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net (loss) income		$ (251,805)	$ 42,378
Adjustments to reconcile net income to net cash used in operating activities:
Revenues recognized on acceptance of digital assets		(354,246)	(200,639)
Noncash lease expense		6,294	5,835
Depreciation and amortization		202,596	44,952
Share-based compensation		13,527	20,574
Amortization of debt issuance cost		2,514	3,617
Losses on disposal of property, plant and equipment and intangible assets		17,870	68
Change in fair value of derivative instruments		(12,988)	(165,352)
Change in fair value of digital asset receivables from a related party		16,307
Change in fair value of digital assets loan		(23,809)
Change in fair value of digital asset-settled receivables and payables		(6,468)	3,190
Impairment charges			778
Foreign exchange losses (gains)		2,367	(3,449)
Loss on extinguishment of convertible senior notes		5,379	16,194
Deferred income tax		(15,037)	(4,939)
Realized loss (gain) on disposal of digital assets held for operations		19,237	(187)
Unrealized loss (gain) on digital assets held for operations		9,391	(19,211)
Share of losses from equity method investments		3,517	2,467
Others		(23)	45
Changes in operating assets and liabilities:
Accounts receivables		(3,977)	1,174
Prepayments and other assets		371,794	(101,354)
Inventories		(544,931)	(290,683)
Amounts due from related parties		(5)	(56)
Accounts payables		54,076	30,791
Deferred revenue		(9,947)	(1,000)
Tax payable		(1,429)	288
Amounts due to a related party		885	1,117
Accrued expenses and other liabilities		(1,120)	(5,070)
Operating lease liabilities		(5,386)	(3,553)
Net cash used in operating activities		(505,417)	(622,025)
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets		(359,740)	(157,205)
Purchase of short-term investments			(1,000)
Purchase of long-term investments		(400)	(332)
Proceeds from disposal of short-term investments		900
Proceeds from disposal of property, plant and equipment		1,688
Purchase of digital assets			(18,159)
Proceeds from disposal of digital assets		402,392	112,351
Cash paid for the site and gas-fired power project in Alberta, Canada			(21,881)
Net cash provided by (used in) investing activities		44,840	(86,226)
Cash flows from financing activities
Proceeds from borrowings		26,594	17,472
Repayment of borrowings		(26,008)	(4)
Borrowings from a related party		210,000	180,000
Repayment of borrowings to a related party		(149,000)	(7,083)
Proceeds from exercise of share-based awards		2,501	1,665
Proceeds from issuance of shares for exercise of share warrant			50,000
Proceeds from issuance of ordinary shares		491,934	121,837
Transaction costs for the issuance of ordinary shares		(7,433)	(3,434)
Repurchase of ordinary shares		(4,000)	(30,010)
Proceeds from convertible senior notes, net of transaction costs		363,625	363,192
Repayments made in connection with the extinguishment of convertible senior notes		(93,046)	(33,783)
Purchase of capped call or zero-strike call option in connection with convertible senior notes		(33,713)	(129,607)
Net cash provided by financing activities		781,454	530,245
Effect of exchange rates changes on cash, cash equivalents, and restricted cash		(2,466)	3,281
Net increase (decrease) in cash, cash equivalents, and restricted cash		318,411	(174,725)
Cash, and cash equivalents, and restricted cash at beginning of period		177,877	493,626
Cash, and cash equivalents, and restricted cash at end of period		496,288	318,901
Supplemental disclosure of cash flow information:
Income taxes paid	[1]	(2,273)	(1,130)
Interest paid on borrowings		(52,856)	(19,801)
Supplemental disclosures of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities		5,625	17,165
Payment for purchase of property, plant and equipment in form of digital assets		940	3,443
Borrowing costs capitalized as additional to property, plant and equipment		2,697	3,751
Prepayments realized as additions to property, plant and equipment and intangible assets		208,893	5,846
Liabilities assumed in connection with acquisition of property, plant and equipment and intangible assets		13,280	15,753
Transfer of inventory to property, plant and equipment		796,930	146,788
Cancellation of repurchased treasury shares		39,965	29,967
Issuance of Class A ordinary shares in connection with settlement of convertible senior notes		43,804	112,951
Transaction cost-related liabilities assumed in connection with the issuance of the convertible senior notes			714
Borrowings from a related party in digital assets		316,553
Repayment of borrowings from a related party in digital assets		242,444
Digital assets placed as collateral for borrowings from a related party		357,600
Return of digital assets placed as collateral for borrowings from a related party		314,680
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents		456,838	299,792
Restricted cash, current		33,214	12,965
Restricted cash, noncurrent		6,236	6,144
Total cash, cash equivalents and restricted cash shown in the statements of cash flows		$ 496,288	$ 318,901

[1]	For the six months ended June 30, 2026 and 2025, net income taxes paid amounted to approximately US$0.4 million and US$54k in Singapore, and approximately US$1.8 million and US$1.1 million in jurisdictions outside Singapore, respectively. Income taxes paid in jurisdictions outside Singapore comprised approximately US$0.7 million and US$1.0 million in Norway, and US$1.1 million and US$22k in Bhutan, for the six months ended June 30, 2026 and 2025, respectively.